111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 25, 2016

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Money Market Portfolio (the “Fund”); Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 58 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 56 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of reflecting changes to the fund’s name and related investment strategies.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

THOMAS H. CONNORS
Thomas H. Connors
Vice President and Senior Counsel

THC/bjn
enclosures